UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Yield Municipal Trust

2/28/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 164.0%
Airport & Port Revenue – 5.0%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$460,000	$283,797
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, FSA, 5%, 2025	3,000,000	2,740,740
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	500,000	447,580
Port Authority NY & NJ, Cons Thirty Seventh, FSA, 5.125%, 2030	1,450,000	1,325,329

		$4,797,446

General Obligations - General Purpose – 0.4%
Puerto Rico Government Development Bank, “B”, 5%, 2015	$400,000	$373,828

General Obligations - Schools – 2.4%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	$2,195,000	$679,353
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	275,000	73,596
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	280,000	69,695
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	560,000	130,726
Irving, TX, Independent School District, “A”, 0%, 2016	1,000,000	792,810
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	157,103
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	421,404

		$2,324,687

Healthcare Revenue - Hospitals – 39.4%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$435,000	$251,978
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	345,031
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	260,566
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	148,811
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	500,000	414,920
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	625,000	549,669
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “L”, ASSD GTY, 5.25%, 2041	870,000	733,932
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	290,000	174,392
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	635,000	609,949
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	1,200,000	1,012,620
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	520,000	454,901
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 6.4%, 2029	350,000	301,599
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “B”, 6.4%, 2029	850,000	732,454
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,022,176
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	545,230
Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018	770,000	671,548
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	500,000	286,905
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	90,000	62,326
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	216,546
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)(f)	2,750,000	3,409,560
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	870,000	727,920
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,090,000	838,014
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	425,000	275,719
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	500,000	531,115

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	$1,125,000	$861,064
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,257,569
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	660,000	599,564
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	351,845
Johnson City, TN, Health & Educational Facilities Board Hospital Rev., 5.5%, 2031	1,120,000	825,082
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	410,000	294,757
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	298,278
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	100,349
Knox County, TN, Health Educational & Housing Facilities, Board Rev. (University Health Systems, Inc.), 5.25%, 2036	415,000	307,432
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	361,820
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	830,000	620,732
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,315,000	1,281,915
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	945,777
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	42,093
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	40,795
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	735,000	746,363
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	440,000	425,322
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	120,000	91,322
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	745,870
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	194,660
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	409,095
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	340,000	230,357
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	90,495
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	620,000	434,068
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	175,000	201,950
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	19,075
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	427,450
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	411,660
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	285,000	223,104
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	192,069

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	$115,000	$110,164
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	157,544
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,135,778
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	171,401
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	480,000	345,850
Philadelphia, PA, Hospitals & Higher Educational Facilities Rev. (Temple University), “A”, 6.625%, 2023	375,000	331,725
Ross County, OH, Hospital Rev. (Adena Health System), 5.75%, 2035	405,000	363,240
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	515,128
Salida, CO, Hospital District Rev., 5.25%, 2036	735,000	428,806
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	985,000	673,159
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	63,509
South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034	250,000	207,665
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	500,000	459,125
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	550,000	467,577
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	379,480
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	667,394
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	159,408
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	130,141
Virginia Small Business Financing Authority Hospital Rev., (Wellmont Health Project), “A”, 5.25%, 2037	470,000	287,222
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	437,545
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	96,249
West Virginia Hospital Finance Authority Rev. (Charleston Medical Center), 6.75%, 2010 (c)	605,000	657,877
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	305,928
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	642,353
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.75%, 2012 (c)	450,000	509,378
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2034	935,000	575,446
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	271,077

		$38,159,982

Healthcare Revenue - Long Term Care – 27.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	$750,000	$521,693
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	200,000	148,632
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	235,000	181,805
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	364,150

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	$250,000	$169,445
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	62,250
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	76,274
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	695,000	778,588
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	606,960
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	803,050
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	837,770
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	530,000	620,657
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	500,000	316,475
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	723,206
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	425,000	338,517
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	371,645
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,500,000	897,915
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	600,000	360,600
Houston, TX, Health Facilities Development Corp., (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	600,480
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	120,088
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	420,000	327,159
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	650,000	441,253
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	718,040
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	419,302
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	1,010,000	734,199
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011(c)	915,000	1,090,854
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	550,000	453,860
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,012,912
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	520,000	288,210
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	175,678
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	900,000	704,340
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,120,000	781,738
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-IOWA, Inc.), 8%, 2029	395,000	304,371
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	418,955
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	325,000	354,260
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	486,722
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,080,000	804,092
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	185,000	110,591

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	$45,000	$25,487
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	250,000	222,993
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	103,319
Massachusetts Industrial Finance Agency Rev. (GF/Massachusetts, Inc.), 8.3%, 2023	780,000	438,110
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	575,000	414,914
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	93,519
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	355,680
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	286,336
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	195,978
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	360,865
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	323,705
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	700,000	783,538
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,178,783
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	1,025,000	818,288
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	350,000	280,844
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	300,000	226,086
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	280,000	183,616
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	260,000	152,513
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	118,150
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	304,455
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	400,104
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	874,738
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	180,000	113,672

		$26,782,429

Healthcare Revenue - Other – 0.8%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$650,000	$779,721

Industrial Revenue - Airlines – 4.1%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,560,000	$621,894
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,745,000	745,900
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	875,000	524,099
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	750,000	325,185
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033 (a)	1,250,000	1,062,213
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	40,000	29,791

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	$385,000	$288,038
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	500,000	399,835

		$3,996,955

Industrial Revenue - Chemicals – 0.3%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$251,744

Industrial Revenue - Environmental Services – 2.1%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	$655,000	$540,866
Carbon County, UT, Solid Waste Disposal Rev. (Allied Waste Industries), “A”, 7.5%, 2010	250,000	251,433
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	491,920
Gulf Coast Waste Disposal Authority, TX (Waste Management of Texas), “A”, 5.2%, 2028	360,000	269,107
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	660,000	483,008

		$2,036,334

Industrial Revenue - Metals – 0.6%
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), “A”, 8%, 2014	$150,000	$141,269
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel), “A”, 7%, 2014	435,000	398,804

		$540,073

Industrial Revenue - Other – 4.5%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$350,000	$256,232
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	400,000	336,440
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	328,493
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	455,000	342,570
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	500,000	427,230
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,000,000	911,350
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	735,360
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	250,000	189,755
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	400,000	273,360
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	605,000	513,439

		$4,314,229

Industrial Revenue - Paper – 2.9%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$514,680
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	400,000	224,924
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	400,000	457,332
Courtland AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	666,520
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	150,991
Escambia County, FL, Environmental Improvement Rev. (International Paper Co., Projects), “A”, 5%, 2026	980,000	577,347

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	$400,000	$248,136

		$2,839,930

Miscellaneous Revenue - Entertainment & Tourism – 2.8%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (z)	$775,000	$723,804
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	150,000	138,398
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	720,000	653,249
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	426,953
Mashantucket Western Pequot Tribe, CT, “B”, 0%, 2018 (n)	1,100,000	422,488
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (b)	351,999	352
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	30,000	31,874
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	25,000	26,447
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	100,000	105,945
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	280,000	182,918

		$2,712,428

Miscellaneous Revenue - Other – 2.4%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2024	$115,000	$82,361
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	255,745
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	829,841
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019	620,000	514,081
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	630,000	440,351
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	228,780

		$2,351,159

Multi-Family Housing Revenue – 9.1%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$426,410
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	645,000	514,252
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	892,610
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2010 (a)(n)	500,000	506,540
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	495,000	405,098
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	573,564
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	935,657	701,527
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	290,000	244,978
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “C”, 8%, 2032	285,000	233,292
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	500,000	477,295
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	500,000	453,270
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	500,000	335,600
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	605,000	449,914
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	669,020
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	409,005
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	417,631
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	467,715

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	$850,000	$618,970

		$8,796,691

Sales & Excise Tax Revenue – 4.5%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$333,550
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	795,631
Metropolitan Pier & Exposition Authority, State Tax Rev., MBIA, 0%, 2015	3,000,000	2,375,640
Metropolitan Pier & Exposition Authority, State Tax Rev., ETM, FGIC, 0%, 2014 (c)	1,010,000	871,620

		$4,376,441

Single Family Housing - Local – 1.6%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$711,296	$590,952
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	929,460

		$1,520,412

Single Family Housing - State – 3.5%
California Housing Finance Agency Rev., “J”, 5.75%, 2047	$1,500,000	$1,488,330
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	920,000	906,724
Kentucky Counties Single Family Mortgage Rev., “A”, MBIA, 9%, 2016	5,000	5,001
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	475,000	462,199
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	210,000	207,969
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	340,000	336,467

		$3,406,690

State & Agency - Other – 0.5%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$82,937
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	500,000	387,585

		$470,522

State & Local Agencies – 4.3%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$492,505
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	580,083
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024	1,000,000	941,000
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	800,000	778,104
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	318,976
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	92,893
Puerto Rico Public Finance Corp., Unrefunded, “E”, ETM, 6%, 2026 (c)	820,000	952,151

		$4,155,712

Student Loan Revenue – 0.6%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, , 6.35%, 2030	$625,000	$587,550

Tax - Other – 1.4%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$631,433
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	385,000	285,951
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	423,927

		$1,341,311

Tax Assessment – 11.0%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	$500,000	$358,045
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	150,000	74,177
Capital Region Community Development District Rev., FL, “A”, 7%, 2039	235,000	165,062
Celebration Community Development District, FL, “A”, 6.4%, 2034	710,000	618,524
Channing Park Community Development District, FL, 5.3%, 2038	400,000	201,412
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	256,392

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	$250,000	$147,725
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	175,000	118,251
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	90,000	50,084
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	545,000	396,580
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	325,000	202,163
Homestead 50 Community Development District, FL, “A”, 6%, 2037	375,000	222,581
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	170,000	143,551
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	406,340
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	440,000	513,788
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	166,063
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	615,000	368,877
Main Street Community Development District, FL, “A”, 6.8%, 2038	295,000	188,307
Main Street Community Development District, FL, “B”, 6.9%, 2017	225,000	169,315
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	273,450
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038	300,000	133,476
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	79,501
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	45,000	43,995
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	245,448
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,490,000	931,846
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	260,000	171,530
San Diego, CA, Redevelopment Agency, Tax Allocation, FSA, 0%, 2018	1,015,000	680,304
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	800,000	407,960
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	575,000	345,633
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	200,000	94,496
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	585,000	358,459
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	99,911
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	484,000	260,077
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	495,000	281,259
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	275,000	177,755
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (b)	980,000	444,499
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	580,000	346,997
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., “A”, MBIA, 0%, 2024	1,325,000	551,399

		$10,695,232

Tobacco – 8.9%
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	$1,610,000	$1,016,055
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	2,810,000	1,584,981
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	785,000	488,717
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County), 0%, 2046	3,500,000	57,365

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	$1,495,000	$1,647,445
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,815,000	108,210
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,710,000	1,003,172
Rhode Island Tobacco Settlement Authority, 6%, 2023	2,115,000	1,881,885
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	500,000	356,790
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	830,000	431,592

		$8,576,212

Toll Roads – 5.6%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,445,000	$1,394,887
E-470 Public Highway Authority, CO, “B”, MBIA, 0%, 2018	1,500,000	796,485
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	8,750,000	1,299,113
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, MBIA, 0%, 2015	3,000,000	1,983,060

		$5,473,545

Universities - Colleges – 5.3%
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	$1,270,000	$1,298,727
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	83,857
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,061,630
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	132,971
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	64,017
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	280,000	268,834
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	262,829
Savannah, GA, Economic Development Authority Rev. (AASU Student Union, LLC), ASSD GTY, 5.125%, 2039	1,320,000	1,285,244
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	300,000	313,776
University of Southern Mississippi Educational Building Corp. (Campus Facilities Project), 5.25%, 2032	265,000	259,742
University of Southern Mississippi Educational Building Corp. (Campus Facilities Project), 5.375%, 2036	80,000	78,814

		$5,110,441

Universities - Dormitories – 0.4%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$735,000	$442,176

Universities - Secondary Schools – 1.5%
California Statewide Communities Development Authority Rev., COP, (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,010,000	$849,269
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	425,000	294,772
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	535,000	299,750

		$1,443,791

Utilities - Cogeneration – 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$320,000	$286,019
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	420,926

		$706,945

Utilities - Investor Owned – 4.9%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	$220,000	$150,528

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$555,000	$242,657
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	45,000	29,232
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	974,912
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	1,500,000	1,049,700
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,274,565
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	192,420
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), MBIA, 4.45%, 2020	410,000	341,920
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	185,000	82,640
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	155,000	106,054
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	270,000	258,603

		$4,703,231

Utilities - Other – 2.8%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	$335,000	$238,942
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	325,000	256,867
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	447,499
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,264,254
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	196,136
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	112,448
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	161,854

		$2,678,000

Water & Sewer Utility Revenue – 2.0%
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	$790,000	$726,263
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	655,000	595,886
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	120,763
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	488,138

		$1,931,050

Total Municipal Bonds		$158,676,897

Floating Rate Demand Notes – 6.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.3%, due 3/02/09	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.5%, due 3/02/09	1,200,000	1,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.5%, due 3/02/09	3,235,000	3,235,000

Total Floating Rate Demand Notes		$5,935,000

Total Investments		$164,611,897

Other Assets, Less Liabilities – 7.4%		7,146,686

Preferred shares (issued by the trust) – (77.5)%		(75,000,000)

Net assets applicable to common shares – 100.0%		$96,758,583

(a)	Mandatory tender date is earlier than stated maturity date.
(b)	Non-income producing security.
(c)	Refunded bond.
(d)	Non-income producing security - in default, or is anticipated to default on next payment. (f) All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,431,509, representing 2.51% of net assets applicable to common shares.

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013	7/22/03	$775,977	$723,804
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	150,000	138,398
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	720,000	653,249
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	1,000,000	669,020
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	417,631

Total Restricted Securities			$2,602,102
% of Net Assets Applicable to Common Shares			2.7%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$164,611,897	$—	$164,611,897
Other Financial Instruments	$502,368	$—	$—	$502,368

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$196,943,612

Gross unrealized appreciation	$4,184,465
Gross unrealized depreciation	(36,516,180)

Net unrealized appreciation (depreciation)	$(32,331,715)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/28/09

Futures contracts outstanding at 2/28/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	264	31,688,250	Jun-09	$154,730
U.S. Treasury Note 30 yr (Short)	46	5,673,813	Jun-09	347,638

				$502,368

At February 28, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.